Income Tax (Details Narrative) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Offset future taxable income	$ 0	$ 0
Change in valuation allowance	103	28,608
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 0	$ 0